SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT (NO. 2-17620) UNDER
THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 161
and

REGISTRATION STATEMENT (NO. 811-01027) UNDER THE INVESTMENT COMPANY
ACT OF 1940
Amendment No. 161

VANGUARD WORLD FUND
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)

Registrant’s Telephone Number (610) 669-1000

Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

It is proposed that this filing will become effective (check appropriate box)
[X] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on , (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the
Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the
Commonwealth of Pennsylvania, on the 8th day of January, 2019.
VANGUARD WORLD FUND
BY:________/s/ Mortimer J. Buckley*
Mortimer J. Buckley
Chief Executive Officer, President, and Trustee
Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the
Registration Statement has been signed below by the following persons in the capacities and on the date indicated:
Signature	Title	Date

/s/ F. William McNabb III*	Chairman of the Board of	January 8, 2019
Trustees
F. William McNabb
/s/ Mortimer J. Buckley*	Chief Executive Officer,	January 8, 2019
President, and Trustee
Mortimer J. Buckley
/s/ Emerson U. Fullwood*	Trustee	January 8, 2019
Emerson U. Fullwood
/s/ Amy Gutmann*	Trustee	January 8, 2019
Amy Gutmann
/s/ JoAnn Heffernan Heisen*	Trustee	January 8, 2019
JoAnn Heffernan Heisen
/s/ F. Joseph Loughrey*	Trustee	January 8, 2019
F. Joseph Loughrey
/s/ Mark Loughridge*	Trustee	January 8, 2019
Mark Loughridge
/s/ Scott C. Malpass*	Trustee	January 8, 2019
Scott C. Malpass
/s/ Deanna Mulligan*	Trustee	January 8, 2019
Deanna Mulligan
/s/ André F. Perold*	Trustee	January 8, 2019
André F. Perold
/s/ Sarah Bloom Raskin*	Trustee	January 8, 2019
Sarah Bloom Raskin
/s/ Peter F. Volanakis*	Trustee	January 8, 2019
Peter F. Volanakis
/s/ Thomas J. Higgins*	Chief Financial Officer	January 8, 2019
Thomas J. Higgins

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018, see File Number 33-32216,
Incorporated by Reference.

INDEX TO EXHIBITS

XBRL Instance Document	Ex-101.INS
XBRL Taxonomy Extension Schema Document	Ex-101.SCH
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.CAL
XBRL Taxonomy Extension Definition Linkbase Document.	Ex-101.DEF
XBRL Taxonomy Extension Labels Linkbase Document	Ex-101.LAB
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.PRE